UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

AT Disciplined Equity Fund

AT Mid Cap Equity Fund

AT Income Opportunities Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016 (Unaudited)

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-3AT-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTING†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%**
	Shares	Value

CONSUMER DISCRETIONARY — 15.3%
Amazon.com*	33,445	$22,059,987
Comcast, Cl A	273,179	16,598,356
Dollar General	151,120	12,378,239
Home Depot	133,090	17,819,420
Macy’s	261,115	10,337,543
Omnicom Group	94,815	7,866,801
TJX	135,438	10,268,909
VF	119,919	7,560,893

		104,890,148

CONSUMER STAPLES — 4.5%
Colgate-Palmolive	110,695	7,850,489
CVS Health	136,576	13,725,888
PepsiCo	92,663	9,540,583

		31,116,960

ENERGY — 4.6%
Anadarko Petroleum	217,672	11,484,375
EOG Resources	72,885	6,021,759

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
Kinder Morgan	512,681	$9,105,214
Williams	272,981	5,293,102

		31,904,450

FINANCIALS — 14.9%
American Express	161,825	10,588,210
BlackRock, Cl A	23,196	8,265,431
Capital One Financial	168,340	12,186,132
Citigroup	178,938	8,281,251
JPMorgan Chase	231,916	14,657,091
Prudential Financial	177,410	13,774,112
Simon Property Group REIT	48,663	9,789,536
US Bancorp	301,020	12,850,544
Wells Fargo	247,588	12,374,448

		102,766,755

HEALTH CARE — 18.6%
Aetna	119,129	13,374,613
Allergan*	55,957	12,118,048
Cigna	57,235	7,929,337
Express Scripts Holding*	167,234	12,330,163
Johnson & Johnson	127,095	14,244,808
Medtronic	245,843	19,458,473
Merck	187,372	10,275,480
Stryker	118,025	12,865,905
Thermo Fisher Scientific	64,455	9,297,634
UnitedHealth Group	118,955	15,663,994

		127,558,455

INDUSTRIALS — 9.0%
Boeing	76,725	10,342,530
Danaher	160,777	15,555,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
General Electric	554,169	$17,040,697
Union Pacific	103,425	9,021,763
United Technologies	95,568	9,974,432

		61,934,596

INFORMATION TECHNOLOGY — 25.0%
Alliance Data Systems*	29,385	5,974,264
Alphabet, Cl A*	10,237	7,246,567
Alphabet, Cl C*	28,361	19,654,457
Apple	196,575	18,426,940
Automatic Data Processing	223,654	19,779,960
Cisco Systems	458,366	12,600,481
Citrix Systems*	105,865	8,663,991
EMC	464,705	12,133,448
Fidelity National Information Services	121,873	8,019,243
Fiserv*	111,216	10,868,028
Microsoft	385,363	19,218,053
Oracle	387,400	15,441,764
QUALCOMM	77,420	3,911,259
Visa, Cl A	124,898	9,647,122

		171,585,577

MATERIALS — 1.6%
Praxair	92,023	10,809,022

TELECOMMUNICATION SERVICES — 1.9%
Verizon Communications	256,055	13,043,442

UTILITIES — 1.3%
NextEra Energy	74,980	8,816,148

TOTAL COMMON STOCK (Cost $487,934,893)		664,425,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
APRIL 30, 2016 (Unaudited)

CASH EQUIVALENT (A) — 3.2%
	Shares	Value

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.450% (Cost $21,954,381)	21,954,381	$21,954,381

TOTAL INVESTMENTS — 99.9% (Cost $509,889,274)		$686,379,934

Percentages are based on Net Assets of $687,009,279.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) The reporting rate is the 7-day effective yield as of April 30, 2016.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%**
	Shares	Value

CONSUMER DISCRETIONARY — 22.5%
AutoNation*	46,326	$2,346,412
AutoZone*	11,510	8,807,797
BorgWarner	36,461	1,309,679
Carter’s	32,314	3,446,935
Charter Communications, Cl A*	11,868	2,518,864
Delphi Automotive	38,891	2,863,544
Dick’s Sporting Goods	39,463	1,828,715
Discovery Communications, Cl C*	76,925	2,060,052
Dollar Tree*	73,922	5,892,323
Foot Locker	55,334	3,399,721
GameStop, Cl A	53,118	1,742,270
Hanesbrands	64,210	1,864,016
LKQ*	85,575	2,742,679
Marriott International, Cl A	59,767	4,189,069
Mohawk Industries*	17,873	3,442,876
O’Reilly Automotive*	13,369	3,511,769
Ross Stores	84,646	4,806,200
Tractor Supply	37,605	3,559,689

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — continued
Ulta Salon Cosmetics & Fragrance*	10,009	$2,084,675
Whirlpool	24,093	4,195,555

		66,612,840

CONSUMER STAPLES — 5.7%
Brown-Forman, Cl B	33,887	3,263,996
Church & Dwight	41,608	3,857,062
Monster Beverage*	47,184	6,804,876
Sprouts Farmers Market*	104,020	2,919,841

		16,845,775

ENERGY — 1.5%
Concho Resources*	21,590	2,508,110
EQT	28,525	1,999,603

		4,507,713

FINANCIALS — 7.0%
American Tower, Cl A REIT	25,808	2,706,743
Ameriprise Financial	34,745	3,332,046
Equinix REIT	13,154	4,345,424
Intercontinental Exchange	13,369	3,208,961
Jones Lang LaSalle	20,947	2,412,466
T Rowe Price Group	32,028	2,411,388
TD Ameritrade Holding	78,927	2,354,392

		20,771,420

HEALTH CARE — 17.0%
Acadia Healthcare*	39,463	2,493,667
Aetna	42,394	4,759,574
Alkermes*	50,330	2,000,617
AmerisourceBergen, Cl A	54,334	4,623,823
Cardinal Health	32,386	2,541,006
Edwards Lifesciences*	26,595	2,824,655

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Envision Healthcare Holdings*	114,815	$2,598,263
HCA Holdings*	54,191	4,368,878
HealthSouth	80,571	3,340,474
Humana	15,728	2,784,957
Jazz Pharmaceuticals*	13,154	1,982,308
Medivation*	85,504	4,942,131
MEDNAX*	68,775	4,902,970
Team Health Holdings*	41,179	1,722,518
Universal Health Services, Cl B	34,173	4,568,247

		50,454,088

INDUSTRIALS — 9.0%
AMETEK	83,073	3,994,981
HD Supply Holdings*	101,446	3,477,569
Hubbell, Cl B	19,231	2,033,870
IHS, Cl A*	17,301	2,131,137
Kansas City Southern	22,377	2,120,221
Pentair	30,098	1,748,092
Rexnord*	69,061	1,505,530
Roper Technologies	28,454	5,010,465
Stericycle*	29,454	2,814,624
Wabtec	21,805	1,808,288

		26,644,777

INFORMATION TECHNOLOGY — 28.3%
Alliance Data Systems*	32,314	6,569,759
Amphenol, Cl A	52,046	2,905,728
ANSYS*	29,955	2,719,015
Broadcom	13,154	1,917,195
Cardtronics*	86,147	3,395,915
Check Point Software Technologies*	57,408	4,757,401
Citrix Systems*	23,092	1,889,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Cognizant Technology Solutions, Cl A*	134,118	$7,828,468
EPAM Systems*	64,914	4,734,178
Euronet Worldwide*	48,900	3,770,190
Fidelity National Information Services	55,835	3,673,943
Fiserv*	90,437	8,837,504
Global Payments	47,327	3,416,063
Microchip Technology	85,218	4,140,743
NXP Semiconductors*	64,485	5,499,281
PTC*	69,490	2,533,606
Skyworks Solutions	52,332	3,496,824
TE Connectivity	51,474	3,061,674
Vantiv, Cl A*	109,882	5,992,964
WEX*	26,166	2,472,425

		83,612,725

MATERIALS — 4.3%
Ashland	18,945	2,114,262
Berry Plastics Group*	90,365	3,254,947
Crown Holdings*	49,830	2,638,997
FMC	36,318	1,571,117
International Flavors & Fragrances	25,808	3,083,282

		12,662,605

TELECOMMUNICATION SERVICES — 1.3%
SBA Communications, Cl A*	37,962	3,911,604

TOTAL COMMON STOCK (Cost $277,112,502)		286,023,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
APRIL 30, 2016 (Unaudited)

CASH EQUIVALENT (A) — 3.2%
	Shares	Value

AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.450% (Cost $9,456,728)	9,456,728	$9,456,728

TOTAL INVESTMENTS — 99.8% (Cost $286,569,230)		$295,480,275

Percentages are based on Net Assets of $296,016,630.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) The reporting rate is the 7-day effective yield as of April 30, 2016.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.2%
	Shares	Value

CONSUMER DISCRETIONARY — 5.4%
Amazon.com*	2,400	$1,583,016
Comcast, Cl A	37,625	2,286,095
Home Depot	15,825	2,118,809
Regal Entertainment Group, Cl A	68,675	1,431,874
Tupperware Brands	56,625	3,288,214

		10,708,008

CONSUMER STAPLES — 2.9%
Kellogg	39,950	3,068,559
PepsiCo	26,500	2,728,440

		5,796,999

ENERGY — 4.1%
Kinder Morgan	137,300	2,438,448
Occidental Petroleum	60,750	4,656,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
Williams	61,600	$1,194,424

		8,289,360

FINANCIALS — 15.0%
Ares Capital (A)	179,675	2,729,263
BankUnited	65,800	2,270,100
Golub Capital	131,025	2,299,489
Hercules Capital	246,200	3,020,874
JPMorgan Chase	52,425	3,313,260
Navient	219,220	2,996,737
New Mountain Finance	202,575	2,536,239
Prudential Financial	39,825	3,092,013
Sabra Health Care REIT	82,875	1,747,834
US Bancorp	75,925	3,241,238
Weyerhaeuser REIT	88,940	2,856,753

		30,103,800

HEALTH CARE — 6.8%
Allergan*	4,600	996,176
Johnson & Johnson	32,200	3,608,976
Merck	61,275	3,360,321
Novartis ADR	29,525	2,243,014
Pfizer	102,775	3,361,770

		13,570,257

INDUSTRIALS — 7.9%
Boeing	20,925	2,820,690
General Electric	159,125	4,893,094
Lockheed Martin	13,225	3,073,225
Union Pacific	27,950	2,438,079
United Parcel Service, Cl B	25,220	2,649,865

		15,874,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value

INFORMATION TECHNOLOGY — 10.7%
Apple	33,050	$3,098,107
Automatic Data Processing	33,275	2,942,841
Cisco Systems	112,975	3,105,683
Intel	57,795	1,750,033
Microchip Technology	65,619	3,188,427
Microsoft	67,550	3,368,718
Paychex	46,100	2,402,732
Visa, Cl A	20,700	1,598,868

		21,455,409

MATERIALS — 1.1%
Praxair	18,900	2,219,994

TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications	25,625	1,305,338

UTILITIES — 2.6%
NextEra Energy	20,504	2,410,860
NRG Yield, Cl A	49,750	752,718
NRG Yield, Cl C	124,650	2,016,837

		5,180,415

TOTAL COMMON STOCK (Cost $114,889,055)		114,504,533

CORPORATE OBLIGATIONS — 29.4%
CONSUMER DISCRETIONARY — 6.1%
Goodyear Tire & Rubber 5.125%, 11/15/23	$2,250,000	2,323,125
Hanesbrands 6.375%, 12/15/20	1,100,000	1,138,500
Numericable Group 4.875%, 05/15/19 (B)	2,000,000	2,074,000
Regal Entertainment Group 5.750%, 03/15/22	2,000,000	2,082,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Sirius XM Radio 6.000%, 07/15/24 (B)	$750,000	$791,325
5.875%, 10/01/20 (B)	1,250,000	1,296,875
Speedway Motorsports 5.125%, 02/01/23	1,835,000	1,890,050
Tenneco 5.375%, 12/15/24	630,000	656,775

		12,253,150

ENERGY — 5.8%
Chesapeake Energy 8.000%, 12/15/22 (B)	847,000	575,960
DCP Midstream 6.750%, 09/15/37 (B)	1,500,000	1,286,250
Genesis Energy 6.000%, 05/15/23	1,700,000	1,572,500
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	1,516,825
Linn Energy 6.500%, 05/15/19	500,000	55,000
Regency Energy Partners 5.500%, 04/15/23	3,265,000	3,086,401
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,209,375
5.625%, 03/01/25	750,000	731,250
Targa Resources Partners 5.000%, 01/15/18	1,500,000	1,508,430

		11,541,991

FINANCIALS — 6.2%
Ally Financial 3.750%, 11/18/19	2,000,000	1,995,000
Ares Capital 3.875%, 01/15/20	2,500,000	2,556,407
Bank of America MTN 3.950%, 04/21/25	3,250,000	3,245,622

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Navient MTN 4.625%, 09/25/17	$425,000	$432,969
Sabra Health Care 5.500%, 02/01/21	2,000,000	2,020,000
Wells Fargo MTN 4.100%, 06/03/26	2,000,000	2,103,928

		12,353,926

HEALTH CARE — 2.9%
Fresenius US Finance II 4.500%, 01/15/23 (B)	2,000,000	2,050,000
HCA 6.500%, 02/15/20	1,150,000	1,273,625
5.000%, 03/15/24	1,250,000	1,293,750
Universal Health Services 4.750%, 08/01/22 (B)	500,000	510,000
3.750%, 08/01/19 (B)	750,000	768,750

		5,896,125

INDUSTRIALS — 2.3%
Masco 4.450%, 04/01/25	2,750,000	2,870,340
United Rentals North America 6.125%, 06/15/23	1,650,000	1,711,875

		4,582,215

INFORMATION TECHNOLOGY — 2.4%
CommScope Technologies Finance 6.000%, 06/15/25 (B)	2,000,000	2,050,000
NXP BV 4.625%, 06/15/22 (B)	1,000,000	1,037,500
Sanmina 4.375%, 06/01/19 (B)	1,750,000	1,789,375

		4,876,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

MATERIALS — 1.0%
NOVA Chemicals 5.000%, 05/01/25 (B)	$2,000,000	$1,960,000

TELECOMMUNICATION SERVICES — 2.7%
Frontier Communications 9.250%, 07/01/21	2,000,000	2,085,000
Sprint Communications 6.000%, 12/01/16	1,000,000	1,005,000
Verizon Communications 3.500%, 11/01/24	2,250,000	2,345,524

		5,435,524

TOTAL CORPORATE OBLIGATIONS (Cost $59,334,020)		58,899,806

EXCHANGE TRADED FUNDS — 6.2%
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	147,380	2,281,447
PIMCO 0-5 Year High Yield Corporate Bond ETF	36,990	3,538,093
PowerShares Senior Loan Portfolio	284,285	6,564,141

TOTAL EXCHANGE TRADED FUNDS (Cost $13,055,854)		12,383,681

PREFERRED STOCK — 1.1%
FINANCIALS — 1.1%
Wells Fargo, 7.500%	1,700	2,118,200

TOTAL PREFERRED STOCK (Cost $2,066,538)		2,118,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

U.S. TREASURY OBLIGATION — 1.0%
	Face Amount/ Shares/ Contracts	Value

U.S. Treasury Bond 2.500%, 02/15/45 (Cost $1,910,247)	$2,000,000	$1,932,188

CASH EQUIVALENTS (C) — 4.6%
AIM Short-Term Investment Company Liquid Assets Portfolio, Private Class, 0.450%	188,182	188,182
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.450%	9,040,558	9,040,559

TOTAL CASH EQUIVALENTS (Cost $9,228,741)		9,228,741

TOTAL INVESTMENTS — 99.5% (Cost $200,484,455)		$199,067,149

WRITTEN EQUITY OPTIONS*† — (0.1)%
Allergan, Expires 05/21/2016, Strike Price $255.00	(46)	$(460)
Amazon.com, Expires 05/21/2016, Strike Price $635.00	(24)	(76,800)
Cisco Systems, Expires 06/18/2016, Strike Price $30.00	(445)	(6,675)
General Electric, Expires 05/21/2016, Strike Price $32.00	(500)	(3,500)
NextEra Energy, Expires 05/21/2016, Strike Price $120.00	(78)	(3,510)
Occidental Petroleum, Expires 05/21/2016, Strike Price $77.50	(256)	(49,408)
Visa, Expires 05/21/2016, Strike Price $80.00	(207)	(9,522)

TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $129,954)		$(149,875)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
APRIL 30, 2016 (Unaudited)

Percentages are based on Net Assets of $200,041,917.
*	Non-income producing security.
†	For the period ended April 30, 2016, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity of this derivative type during the period.

(A) Security considered illiquid. The total value of such security as of April 30, 2016 was $2,729,263 and represented 1.4% of Net Assets.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. On April 30, 2016, the value of these securities amounted to $16,190,035, representing 8.09% of the net assets of the Fund.

(C) The reporting rate is the 7-day effective yield as of April 30, 2016.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax (subject to)

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2016 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$114,504,533	$—	$—	$114,504,533
Corporate Obligations	—	58,899,806	—	58,899,806
Exchange Traded Funds	12,383,681	—	—	12,383,681
Preferred Stock	2,118,200	—	—	2,118,200
U.S. Treasury Obligation	1,932,188	—	—	1,932,188
Cash Equivalents	9,228,741	—	—	9,228,741

Total Investments in Securities	$140,167,343	$58,899,806	$—	$199,067,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Equity Options	$(149,875)	$—	$—	$(149,875)

Total Other Financial Instruments	$(149,875)	$—	$—	$(149,875)

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Assets:
Investments at Value (Cost $509,889,274, $286,569,230 and $200,484,455, respectively)	$686,379,934	$295,480,275	$199,067,149
Cash	102,043	—	—
Receivable for Capital Shares Sold	748,710	765,680	5,074,500
Dividends Receivable	373,855	25,204	970,707
Reclaim Receivable	—	—	28,278
Prepaid Expenses	18,843	18,494	16,298

Total Assets	687,623,385	296,289,653	205,156,932

Liabilities:
Written Options, at value (Premiums Received $0, $0 and $129,954)	—	—	149,875
Payable for Investment Securities Purchased	—	—	4,834,128
Payable for Capital Shares Redeemed	135,910	50,020	—
Payable due to Adviser	387,126	179,039	95,404
Payable due to Administrator	45,195	19,098	12,721
Payable due to Trustees	3,733	1,508	1,064
Chief Compliance Officer Fees Payable	3,505	1,251	952
Other Accrued Expenses	38,637	22,107	20,871

Total Liabilities	614,106	273,023	5,115,015

Net Assets	$687,009,279	$296,016,630	$200,041,917

Net Assets Consist of:
Paid-in Capital	$507,214,707	$286,925,084	$206,608,290
Undistributed Net Investment Income (Accumulated Net Investment Loss)	2,104,450	(563,181)	200,675
Accumulated Net Realized Gain (Loss) on Investments and Written Options	1,199,462	743,682	(5,329,821)
Net Unrealized Appreciation (Depreciation) on Investments	176,490,660	8,911,045	(1,417,306)
Net Unrealized Depreciation on Written Options	—	—	(19,921)

Net Assets	$687,009,279	$296,016,630	$200,041,917

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	45,215,773	26,122,828	20,760,989

Net Asset Value, Offering and Redemption Price Per Share	$15.19	$11.33	$9.64

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	AT Disciplined Equity Fund	AT Mid Cap Equity Fund	AT Income Opportunities Fund
Investment Income:
Dividends	$6,371,293	$892,075	$2,283,389
Income Distributions from Registered Investment Companies	—	—	341,716
Interest	—	—	1,473,194
Less: Foreign Taxes Withheld	—	—	(18,064)

Total Income	6,371,293	892,075	4,080,235

Expenses:
Investment Advisory Fees	2,215,702	952,696	574,692
Administration Fees	263,242	101,621	76,626
Trustees’ Fees	8,062	3,080	2,381
Chief Compliance Officer Fees	1,125	497	338
Transfer Agent Fees	32,139	20,014	18,789
Registration and Filing Fees	16,833	11,290	9,509
Legal Fees	14,009	5,353	4,126
Custodian Fees	12,964	4,740	4,431
Printing Fees	12,320	4,744	3,607
Audit Fees	11,317	11,368	11,373
Other Expenses	8,794	3,588	5,742

Total Expenses	2,596,507	1,118,991	711,614
Advisory Waiver Recapture (Note 5)	12,469	—	—
Less:
Fees Paid Indirectly (Note 4)	(16)	(8)	(5)

Net Expenses	2,608,960	1,118,983	711,609

Net Investment Income (Loss)	3,762,333	(226,908)	3,368,626

Net Realized Gain (Loss) on Investments	2,878,163	773,084	(4,325,573)
Net Realized Gain on Written Options	—	—	243,496
Distributions of Realized Gain from Registered Investment Companies	—	—	1,454
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,016,515)	(1,506,969)	2,431,643
Net Change in Unrealized Depreciation on Written Options	—	—	(33,873)

Net Realized and Unrealized Loss on Investments	(17,138,352)	(733,885)	(1,682,853)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,376,019)	$(960,793)	$1,685,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Disciplined Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$3,762,333	$5,882,742
Net Realized Gain on Investments	2,878,163	28,037,504
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,016,515)	17,253,202

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,376,019)	51,173,448

Dividends and Distributions:
Institutional Shares
Net Investment Income	(6,378,081)	(4,840,963)
Net Realized Gains	(27,997,779)	(20,802,204)

Total Dividends and Distributions	(34,375,860)	(25,643,167)

Capital Share Transactions:
Institutional Shares
Issued	75,142,411	108,128,825
Reinvestment of Dividends and Distributions	30,576,942	22,709,586
Redeemed	(46,183,836)	(67,522,283)

Net Increase in Net Assets from Capital Share Transactions	59,535,517	63,316,128

Total Increase in Net Assets	11,783,638	88,846,409
Net Assets:
Beginning of Period	675,225,641	586,379,232

End of Period	$687,009,279	$675,225,641

Undistributed Net Investment Income	$2,104,450	$4,720,198

Shares Issued and Redeemed:
Institutional Shares
Issued	5,112,038	6,804,092
Reinvestment of Dividends and Distributions	2,019,785	1,440,161
Redeemed	(3,087,501)	(4,251,625)

Net Increase in Shares Outstanding from Share Transactions	4,044,322	3,992,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Mid Cap Equity Fund
	Six Month Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(226,908)	$(402,115)
Net Realized Gain on Investments	773,084	270,159
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,506,969)	5,868,088

Net Increase (Decrease) in Net Assets Resulting from Operations	(960,793)	5,736,132

Dividends and Distributions:
Institutional Shares
Net Realized Gains	(211,276)	(325,066)

Total Dividends and Distributions	(211,276)	(325,066)

Capital Share Transactions:
Institutional Shares
Issued	80,166,757	206,855,500
Reinvestment of Dividends and Distributions	203,373	300,533
Redeemed	(33,080,513)	(10,555,581)

Net Increase in Net Assets from Capital Share Transactions	47,289,617	196,600,452

Total Increase in Net Assets	46,117,548	202,011,518
Net Assets:
Beginning of Period	249,899,082	47,887,564

End of Period	$296,016,630	$249,899,082

Accumulated Net Investment Loss	$(563,181)	$(336,273)

Shares Issued and Redeemed:
Institutional Shares
Issued	7,389,842	18,088,594
Reinvestment of Dividends and Distributions	18,224	27,471
Redeemed	(3,026,511)	(920,091)

Net Increase in Shares Outstanding from Share Transactions	4,381,555	17,195,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	AT Income Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$3,368,626	$5,425,818
Net Realized Gain (Loss) on Investments, Written Options, and Distributions from Registered Investment Companies	(4,080,623)	(1,200,687)
Net Change in Unrealized Appreciation (Depreciation) on Investments, and Written Options	2,397,770	(8,538,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,685,773	(4,313,226)

Dividends and Distributions:
Institutional Shares
Net Investment Income	(3,371,538)	(5,441,167)
Net Realized Gains	—	(356,879)

Total Dividends and Distributions	(3,371,538)	(5,798,046)

Capital Share Transactions:
Institutional Shares
Issued	14,076,990	113,808,947
Reinvestment of Dividends and Distributions	1,537,779	2,545,421
Redeemed	(23,641,340)	(13,128,867)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,026,571)	103,225,501

Total Increase (Decrease) in Net Assets	(9,712,336)	93,114,229
Net Assets:
Beginning of Period	209,754,253	116,640,024

End of Period	$200,041,917	$209,754,253

Undistributed Net Investment Income	$200,675	$203,587

Shares Issued and Redeemed:
Institutional Shares
Issued	1,479,295	11,182,940
Reinvestment of Dividends and Distributions	164,058	260,403
Redeemed	(2,550,539)	(1,341,775)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(907,186)	10,101,568

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended April 30, 2016 (Unaudited)		Years Ended October 31,
			2015	2014(2)	2013(2)	2012(2)
Net Asset Value, Beginning of Period	$16.40		$15.77	$14.07	$11.78	$10.61

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.15	0.13	0.13	0.12
Net Realized and Unrealized Gain (Loss)	(0.47)		1.16	2.32	2.70	1.33

Total from Investment Operations	(0.38)		1.31	2.45	2.83	1.45

Dividends and Distributions:
Net Investment Income	(0.15)		(0.13)	(0.13)	(0.13)	(0.09)
Net Realized Gains	(0.68)		(0.55)	(0.62)	(0.41)	(0.19)

Total Dividends and Distributions	(0.83)		(0.68)	(0.75)	(0.54)	(0.28)

Net Asset Value, End of Period	$15.19		$16.40	$15.77	$14.07	$11.78

Total Return†	(2.31)%		8.50%	18.25%	25.16%	14.05%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$687,009	**	$675,226	$586,379	$470,885	$320,681
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.79	%**	0.79%	0.79%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.79	%**	0.79%	0.81%	0.80%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.14	%**	0.93%	0.89%	1.03%	1.07%
Portfolio Turnover Rate	6	%***	16%	22%	19%	22%

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

**	Annualized

***	Not Annualized

(1)	Per share calculations were performed using average shares for the period.

(2)	On January 2, 2014, the Invesco Disciplined Equity Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Disciplined Equity Fund. Information presented prior to January 2, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$11.49		$10.54	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.01)		(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.14)		1.04	0.55

Total from Investment Operations	(0.15)		1.01	0.54

Dividends and Distributions:
Net Realized Gains	(0.01)		(0.06)	—

Total Dividends and Distributions	(0.01)		(0.06)	—

Net Asset Value, End of Period	$11.33		$11.49	$10.54

Total Return†	(1.31)%		9.60%	5.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$296,017		$249,899	$47,888
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.88	%**	0.98%^	1.00	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.88	%**	0.94%	1.67	%**
Ratio of Net Investment Loss to Average Net Assets	(0.18	)%**	(0.27)%	(0.27	)%**
Portfolio Turnover Rate	15	%***	11%	7	%***

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Commenced operations on June 27, 2014.

**	Annualized

***	Not Annualized

^	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.68		$10.08	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.31	0.09
Net Realized and Unrealized Gain (Loss)	(0.04)		(0.37)	0.05

Total from Investment Operations	0.12		(0.06)	0.14

Dividends and Distributions:
Net Investment Income	(0.16)		(0.31)	(0.06)
Net Realized Gains	—		(0.03)	—

Total Dividends and Distributions	(0.16)		(0.34)	(0.06)

Net Asset Value, End of Period	$9.64		$9.68	$10.08

Total Return†	1.35%		(0.67)%	1.42%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$200,042		$209,754	$116,640
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.74	%**	0.79%^	0.85	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.74	%**	0.77%	0.97	%**
Ratio of Net Investment Income to Average Net Assets	3.52	%**	3.10%	2.76	%**
Portfolio Turnover Rate^	10	%***	29%	6	%***

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Commenced operations on June 27, 2014.

**	Annualized

***	Not Annualized

^	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of AT Disciplined Equity Fund (the “Disciplined Equity Fund”), the AT Mid Cap Equity Fund (the “Mid Cap Equity Fund” and the AT Income Opportunities Fund (the “Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Mid Cap Equity Fund and Income Opportunities Fund commenced operations on June 27, 2014 as a result of contributions in-kind. On this date, the Mid Cap Equity Fund issued 699,080 shares and acquired securities in a tax-free transaction at their then current value of $6,990,801, including unrealized appreciation of $2,504,641, and the Income Opportunities Fund issued 3,860,594 shares and acquired securities in a tax-free transaction at their then current value of $38,605,944, including unrealized appreciation of $4,050,271.

On October 17, 2013, the shareholders of the Invesco Disciplined Equity Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the acquisition of all the assets and assumption of all the liabilities of the Predecessor Fund, a series of AIM Equity Funds (Invesco Equity Funds), by the Disciplined Equity Fund in exchange for Institutional Class shares of the Disciplined Equity Fund; (b) the distribution of such shares to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

Predecessor Fund. The Disciplined Equity Fund had no operations prior to the Reorganization. The effective date of the Reorganization was January 2, 2014.

The Disciplined Equity Fund is the successor to the Predecessor Fund. The Predecessor Fund was managed by Invesco Advisers, Inc. (“Invesco”). The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Disciplined Equity Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund for periods prior to January 2, 2014.

2. Significant Accounting Policies:

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2016, there were no Level 3 securities.

For the six months April 30, 2016, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

There were no options purchased during the six months ended April 30, 2016.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six months ended April 30, 2016, are subject to equity risk and are summarized as follows:

Income Opportunities Fund	Number of Contracts	Premium
Balance at the beginning of the period	240	$21,912
Written	5,966	473,604
Exercised	(2,266)	(122,066)
Expired	(2,384)	(243,496)

Balance at the end of the period	1,556	$129,954

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

Dividends and Distributions to Shareholders — The Disciplined Equity Fund and Mid Cap Equity Fund distribute substantially all of their net investment income, if any, at least annually. The Income Opportunities Fund distributes substantially all of its net investment income, if any, quarterly. For each Fund, any net realized capital gains, if any, are distributed at least annually. All distributions and distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2016, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund paid $263,242, $101,621 and $76,626, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2016, the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund earned credits of $16, $8 and $5, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, AT Investment Advisers, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund and Income Opportunities Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund and 0.60% of the average daily net assets of the Income Opportunities Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80% of the Disciplined Equity Fund’s average daily net assets until February 28, 2017, and 1.00% of the Mid Cap Equity Fund’s average daily net assets and 0.85% of the Income Opportunities Fund’s average daily net assets until February 28, 2017. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2016, the amounts the Adviser may seek as reimbursement of previously waived fees, up to the expense cap in place at the time the expenses were waived, were $57,660 from the Disciplined Equity Fund, expiring in 2018. For the period ended April 30, 2016, the Adviser recaptured previously waived fees of $12,469 from the Disciplined Equity Fund. As of April 30, 2016, the Mid Cap Equity Fund and Income Opportunities Fund had no additional fees subject to recapture.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

6. Investment Transactions:

The cost of purchases and proceeds from security sales, other than long-term U.S. Government and short-term securities for the six months ended April 30, 2016, are as follows:

	Disciplined Equity Fund	Mid Cap Equity Fund	Income Opportunities Fund
Purchases
U.S. Government	$—	$—	$1,910,000
Other	66,168,102	81,927,031	15,933,587
Sales
U.S. Government	$—	$—	$—
Other	40,070,804	37,064,319	23,267,394

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended October 31, 2015 and 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2015	$5,130,510	$20,512,657	$25,643,167
2014	4,304,376	20,602,143	24,906,519
Mid Cap Equity Fund
2015	—	325,066	325,066
Income Opportunities Fund
2015	5,512,722	285,324	5,798,046
2014	642,889	—	642,889

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Capital Loss Carryforward	Late-Year Loss Deferral	Total Distributable Earnings
Disciplined Equity Fund	$6,189,392	$26,524,916	$194,832,143	$—	$—	$227,546,451
Mid Cap Equity Fund	—	210,344	10,389,544	—	(336,273)	10,263,615
Income Opportunities Fund	203,588	—	(3,837,871)	(1,246,325)	—	(4,880,608)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through October 31, 2015. For the tax year ended October 31, 2015, the Mid Cap Equity Fund elected to treat the qualified ordinary late year loss of $336,273 as arising in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
Income Opportunities Fund	$1,246,325

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Disciplined Equity Fund	$509,889,274	$195,414,412	$(18,923,752)	$176,490,660
Mid Cap Equity Fund	286,569,230	21,263,435	(12,352,390)	8,911,045
Income Opportunities Fund	200,484,455	9,484,208	(10,901,514)	(1,417,306)

8. Other:

At April 30, 2016, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	88%
Mid Cap Equity Fund	4	95%
Income Opportunities Fund	3	80%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 to April 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	AT FUNDS
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$976.90	0.79%	$3.88
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.93	0.79%	$3.97
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$986.90	0.88%	$4.35
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.49	0.88%	$4.42
Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.50	0.74%	$3.70
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.18	0.74%	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

AT Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-3AT-FUND

Adviser:

AT Investment Advisers, Inc.

One South Wacker Drive, Suite 3500

Chicago, Illinois 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016